LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF RIGHT OF USE ASSETS

Set out below are the carrying amounts of right-of-use assets recognized and the movements during the period:

	Office and lab facilities	Motor vehicles	Total
As of January 1, 2023,	414	-	414
Additions	-	26	26
Foreign currency translation	(6)	-	(6)
Depreciation expense	(42)	(3)	(45)
As of December 31, 2023	366	23	389

Foreign currency translation	(1)	-	(1)
Depreciation expense	(37)	(3)	(40)
As of December 31, 2024	328	20	348

SCHEDULE OF INFORMATION ON LEASES	Information on leases:
	Year ended December 31,
	2024	2023

Interest expense on lease liabilities	29	32
Total cash outflow for leases	79	45